Condensed Financial Statements of the Parent Company (Details)	12 Months Ended
Jun. 30, 2025
Condensed Financial Statements of the Parent Company [Line Items]
Percentage of exceed net assets	25.00%
Beta FinTech [Member]
Condensed Financial Statements of the Parent Company [Line Items]
Percentage of exceed net assets	25.00%